Summary of Significant Accounting Policies, Concentration of Revenue and Accounts Receivable (Details) - Revenue from Rights Concentration Risk [Member] - Revenue Benchmark [Member]		6 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022
Non-US [Member]
Accounting Policies [Line Items]
Percentage of revenue			10.00%	10.00%
One Customer [Member]
Accounting Policies [Line Items]
Percentage of revenue	23.00%	47.00%		24.00%